UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

August 1, 2021 to August 31, 2021

Commission File Number of issuing entity: 333-255899-01

Central Index Key Number of issuing entity: 0001864913

Nissan Auto Receivables 2021-A Owner Trust

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-255899

Central Index Key Number of depositor: 0001129068

Nissan Auto Receivables Company II LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001540639

Nissan Motor Acceptance Company LLC

(Exact name of sponsor as specified in its charter)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

Timothy Hauck, (615) 571-9101

(Name and telephone number, including area code, of the person to contact in connection with this filing)

87-6300282

(I.R.S. Employer Identification No.)

c/o Wilmington Trust, National Association, Rodney Square North,
1100 North Market Street, Wilmington, Delaware	19890
(Address of principal executive offices of the issuing entity)	(Zip Code)

(302) 636-6194

(Telephone number, including area code)

N/A

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Asset Backed Notes, Class A-1	☐	☐	☒
Asset Backed Notes, Class A-2	☐	☐	☒
Asset Backed Notes, Class A-3	☐	☐	☒
Asset Backed Notes, Class A-4	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.     Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the assets of Nissan Auto Receivables 2021-A Owner Trust (the “Issuing Entity”), including the information required by Items 1121(a)-(b) of Regulation AB, is set forth in the attached Monthly Servicer’s Certificate.

No assets securitized by Nissan Motor Acceptance Company LLC (the “Securitizer”) and held by the Issuing Entity were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from August 1, 2021 to August 31, 2021. Please refer to the Form ABS-15G filed by the Securitizer on January 25, 2021 for additional information. The CIK number of the Securitizer is 0001540639.

Item 1A.	Asset-Level Information.

Pursuant to Items 1111(h) and 1125, Schedule AL, of Regulation AB, the asset-level data for the asset pool of the Issuing Entity included in Exhibit 102 to the Form ABS-EE filed by the Issuing Entity with the U.S. Securities and Exchange Commission on September 16, 2021 (the “Form ABS-EE”) is incorporated into this Form 10-D by reference. The additional asset-level information or explanatory language for the asset pool of the Issuing Entity included in Exhibit 103 to the Form ABS-EE is also incorporated into this Form 10-D by reference.

Item 1B.	Asset Representations Reviewer and Investor Communication.

Nothing to report.

PART II – OTHER INFORMATION

Item 2.	Legal Proceedings.

None.

Item 3.	Sales of Securities and Use of Proceeds.

None.

Item 4.	Defaults Upon Senior Securities.

None.

Item 5.	Submission of Matters to a Vote of Security Holders.

None.

Item 6.	Significant Obligors of Pool Assets.

Not applicable.

Item 7.	Change in Sponsor Interest in the Securities.

None.

Item 8.	Significant Enhancement Provider Information.

Not applicable.

Item 9.	Other Information.

Not applicable.

Item 10.	Exhibits.

(a)	Monthly Servicer’s Certificate for the month of August 2021 – Nissan Auto Receivables 2021-A Owner Trust.

Asset Data File (Incorporated by reference to Exhibit 102 to Form ABS-EE filed by the Issuing Entity on September 16, 2021).

Asset Related Document (Additional Explanatory Disclosure) (Incorporated by reference to Exhibit 103 to Form ABS-EE filed by the Issuing Entity on September 16, 2021).

(b)	Exhibits:	99.1 Monthly Servicer’s Certificate for the month of August 2021 –Nissan Auto Receivables 2021-A Owner Trust.

102 Asset Data File (Incorporated by reference to Exhibit 102 to Form ABS-EE filed by the Issuing Entity on September 16, 2021).

103 Asset Related Document (Additional Explanatory Disclosure) (Incorporated by reference to Exhibit 103 to Form ABS-EE filed by the Issuing Entity on September 16, 2021).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

NISSAN AUTO RECEIVABLES COMPANY II LLC (Depositor)

Date: September 21, 2021	/s/ Douglas E. Gwin, Jr.
Douglas E. Gwin, Jr., Assistant Treasurer